ACCOUNTS RECEIVABLE (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	December 31,	December 31,
	2020	2019
Trade receivables	$118,557	$100,642
Less: allowance for doubtful accounts	(1,722)	(1,843)
Total	$116,835	$98,799

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018
Allowance for doubtful accounts at beginning of period	(1,843)	(693)	-	(4,106)
Add: additional allowance for the year	$(261)	$(1,771)	$(693)	$-
Less: bad debt expense	382	621	-	-
Allowance for doubtful accounts at end of period	$(1,722)	$(1,843)	$(693)	$(4,106)